Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	HRSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$120	1.07%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year ending June 30, 2024 for US small cap growth stocks was fair yet slightly soft versus larger cap peers as the Russell 2000® Growth Index (the benchmark) rose by +9.14% versus the S&P 500® Index’s +24.54% gain. Hood River’s investment team remained diligent in identifying stocks we viewed as mispriced, leading to a +23.87% return for our US Small Cap Growth Fund Institutional Share Class (HRSMX) over the same period.
As is typical given our fundamental research process, the majority of the strategy’s alpha for the quarter was driven by stock selection. Sectors contributing the most to stock selection included industrials, consumer discretionary, and health care. Only two sectors detracted from outperformance: information technology and utilities.
The team remains diligent in ensuring our portfolio is comprised of our best ideas balanced against our sell discipline. Valuations amongst small caps remain attractive on an absolute and relative basis, and the prospects of rate cuts bodes well for the group. We greatly appreciate your confidence in, and partnership with, Hood River.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	Onto Innovcation, Inc.
↑	FormFactor, Inc.

Top Detractors
↓	DocGo, Inc.
↓	MasTec, Inc.
↓	Applied Digital Corporation
↓	Five9, Inc.
↓	Harmonic, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	23.87	15.40	13.22
Russell 3000 Total Return Index	23.13	14.14	12.15
Russell 2000 Growth Total Return Index	9.14	6.17	7.39

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,637,663,827
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 17,166,582
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$2,637,663,827
Number of Holdings	104
Net Advisory Fee	$17,166,582
Portfolio Turnover Rate	98%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	13.9%
FTAI Aviation Ltd.	6.5%
First American Treasury Obligations Fund	3.7%
MasTec, Inc.	2.6%
Rambus, Inc.	2.5%
Clean Harbors, Inc.	2.2%
Comfort Systems USA, Inc.	2.2%
FormFactor, Inc.	2.2%
Coherent Corp.	2.1%
Kirby Corp.	2.0%

Updated Prospectus Web Address	https://hoodrivercapital.com/mutual-funds/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	HRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$146	1.31%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year ending June 30, 2024 for US small cap growth stocks was fair yet slightly soft versus larger cap peers as the Russell 2000® Growth Index (the benchmark) rose by +9.14% versus the S&P 500® Index’s +24.54% gain. Hood River’s investment team remained diligent in identifying stocks we viewed as mispriced, leading to a +23.87% return for our US Small Cap Growth Fund Institutional Share Class (HRSMX) over the same period.
As is typical given our fundamental research process, the majority of the strategy’s alpha for the quarter was driven by stock selection. Sectors contributing the most to stock selection included industrials, consumer discretionary, and health care. Only two sectors detracted from outperformance: information technology and utilities.
The team remains diligent in ensuring our portfolio is comprised of our best ideas balanced against our sell discipline. Valuations amongst small caps remain attractive on an absolute and relative basis, and the prospects of rate cuts bodes well for the group. We greatly appreciate your confidence in, and partnership with, Hood River.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	Onto Innovcation, Inc.
↑	FormFactor, Inc.

Top Detractors
↓	DocGo, Inc.
↓	MasTec, Inc.
↓	Applied Digital Corporation
↓	Five9, Inc.
↓	Harmonic, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/07/2015)
Investor Shares	23.57	15.16	12.93
Russell 3000 Total Return Index	23.13	14.14	12.63
Russell 2000 Growth Total Return Index	9.14	6.17	6.92

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,637,663,827
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 17,166,582
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$2,637,663,827
Number of Holdings	104
Net Advisory Fee	$17,166,582
Portfolio Turnover Rate	98%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	13.9%
FTAI Aviation Ltd.	6.5%
First American Treasury Obligations Fund	3.7%
MasTec, Inc.	2.6%
Rambus, Inc.	2.5%
Clean Harbors, Inc.	2.2%
Comfort Systems USA, Inc.	2.2%
FormFactor, Inc.	2.2%
Coherent Corp.	2.1%
Kirby Corp.	2.0%

Updated Prospectus Web Address	https://hoodrivercapital.com/mutual-funds/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Retirement Shares
Trading Symbol	HRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The year ending June 30, 2024 for US small cap growth stocks was fair yet slightly soft versus larger cap peers as the Russell 2000® Growth Index (the benchmark) rose by +9.14% versus the S&P 500® Index’s +24.54% gain. Hood River’s investment team remained diligent in identifying stocks we viewed as mispriced, leading to a +23.87% return for our US Small Cap Growth Fund Institutional Share Class (HRSMX) over the same period.
As is typical given our fundamental research process, the majority of the strategy’s alpha for the quarter was driven by stock selection. Sectors contributing the most to stock selection included industrials, consumer discretionary, and health care. Only two sectors detracted from outperformance: information technology and utilities.
The team remains diligent in ensuring our portfolio is comprised of our best ideas balanced against our sell discipline. Valuations amongst small caps remain attractive on an absolute and relative basis, and the prospects of rate cuts bodes well for the group. We greatly appreciate your confidence in, and partnership with, Hood River.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Vertiv Holdings Co.
↑	Comfort Systems USA, Inc.
↑	Onto Innovcation, Inc.
↑	FormFactor, Inc.

Top Detractors
↓	DocGo, Inc.
↓	MasTec, Inc.
↓	Applied Digital Corporation
↓	Five9, Inc.
↓	Harmonic, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/03/2017)
Retirement Shares	23.94	15.48	14.58
Russell 3000 Total Return Index	23.13	14.14	13.19
Russell 2000 Growth Total Return Index	9.14	6.17	7.62

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,637,663,827
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 17,166,582
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$2,637,663,827
Number of Holdings	104
Net Advisory Fee	$17,166,582
Portfolio Turnover Rate	98%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	13.9%
FTAI Aviation Ltd.	6.5%
First American Treasury Obligations Fund	3.7%
MasTec, Inc.	2.6%
Rambus, Inc.	2.5%
Clean Harbors, Inc.	2.2%
Comfort Systems USA, Inc.	2.2%
FormFactor, Inc.	2.2%
Coherent Corp.	2.1%
Kirby Corp.	2.0%

Updated Prospectus Web Address	https://hoodrivercapital.com/mutual-funds/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Institutional Shares
Trading Symbol	HRIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River International Opportunity Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$144	1.27%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending June 30, 2024, international equity markets have fluctuated between optimism and concerns over recession and inflation. However, as fears of a downturn have recently eased, a more favorable environment has emerged, with central banks now considering potential interest rate cuts. Despite ongoing conflicts in Europe and the Middle East, the overall outlook has brightened. At Hood River, we believe that in any market environment, it is possible to seek to identify companies that can outperform expectations and grow earnings. This conviction has proven successful, with our Fund outpacing the MSCI All Country World ex USA Small-Cap Index for the 12 months ending June 30, 2024.
Our approach emphasizes bottom-up portfolio construction while also capitalizing on key market trends. Resilient global consumer spending and a thriving small-cap IPO market outside the U.S. have been particularly beneficial. We’ve placed a strong emphasis on companies driving advancements in artificial intelligence (AI) and nuclear energy, which has significantly contributed to our success, especially in the information technology sector. Emerging markets, including Taiwan, have proven contributory to outperformance, while we continue to navigate the complexities of international markets with a focus on sustainable earnings growth. Overall, our proactive approach and strategic focus have enabled us to deliver strong performance for our investors during the period.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Micronics Japan Co., Ltd.
↑	Camtek Ltd
↑	Applied Digital Corporation
↑	Voltamp Transformers Limited

Top Detractors
↓	Establishment Labs Holdings, Inc.
↓	Inspired Entertainment, Inc.
↓	ODDITY Tech Ltd.
↓	Lilium N.V.
↓	Toyo Gosei Co., Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/28/2021)
Institutional Shares	26.73	5.18
MSCI THE WORLD INDEX Net (USD)	20.19	7.18
MSCI AC WORLD INDEX ex USA Net (USD)	11.62	1.43
MSCI WORLD INDEX ex USA SMALL CAP Net (USD)	7.80	-3.73

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 14,341,428
Holdings Count | $ / shares	97
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$14,341,428
Number of Holdings	97
Net Advisory Fee	$0
Portfolio Turnover Rate	119%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Applied Digital Corp.	6.2%
Marubeni Corp.	4.0%
GFL Environmental, Inc.	2.9%
First American Treasury Obligations Fund	2.3%
Voltamp Transformers Ltd.	2.1%
Camtek Ltd./Israel	2.0%
Denison Mines Corp.	1.9%
Alphawave IP Group PLC	1.8%
VIKING HOLDINGS Ltd. ORD SHS	1.7%
Munters Group AB	1.7%

Updated Prospectus Web Address	https://hoodrivercapital.com/mutual-funds/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Investor Shares
Trading Symbol	HRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River International Opportunity Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$147	1.47%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending June 30, 2024, international equity markets have fluctuated between optimism and concerns over recession and inflation. However, as fears of a downturn have recently eased, a more favorable environment has emerged, with central banks now considering potential interest rate cuts. Despite ongoing conflicts in Europe and the Middle East, the overall outlook has brightened. At Hood River, we believe that in any market environment, it is possible to seek to identify companies that can outperform expectations and grow earnings. This conviction has proven successful, with our Fund outpacing the MSCI All Country World ex USA Small-Cap Index for the 12 months ending June 30, 2024.
Our approach emphasizes bottom-up portfolio construction while also capitalizing on key market trends. Resilient global consumer spending and a thriving small-cap IPO market outside the U.S. have been particularly beneficial. We’ve placed a strong emphasis on companies driving advancements in artificial intelligence (AI) and nuclear energy, which has significantly contributed to our success, especially in the information technology sector. Emerging markets, including Taiwan, have proven contributory to outperformance, while we continue to navigate the complexities of international markets with a focus on sustainable earnings growth. Overall, our proactive approach and strategic focus have enabled us to deliver strong performance for our investors during the period.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Micronics Japan Co., Ltd.
↑	Camtek Ltd
↑	Applied Digital Corporation
↑	Voltamp Transformers Limited

Top Detractors
↓	Establishment Labs Holdings, Inc.
↓	Inspired Entertainment, Inc.
↓	ODDITY Tech Ltd.
↓	Lilium N.V.
↓	Toyo Gosei Co., Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/11/2023)
Investor Shares	25.08
MSCI THE WORLD INDEX Net (USD)	19.79
MSCI AC WORLD INDEX ex USA Net (USD)	11.15
MSCI WORLD INDEX ex USA SMALL CAP Net (USD)	5.97

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 14,341,428
Holdings Count | $ / shares	97
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$14,341,428
Number of Holdings	97
Net Advisory Fee	$0
Portfolio Turnover Rate	119%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Applied Digital Corp.	6.2%
Marubeni Corp.	4.0%
GFL Environmental, Inc.	2.9%
First American Treasury Obligations Fund	2.3%
Voltamp Transformers Ltd.	2.1%
Camtek Ltd./Israel	2.0%
Denison Mines Corp.	1.9%
Alphawave IP Group PLC	1.8%
VIKING HOLDINGS Ltd. ORD SHS	1.7%
Munters Group AB	1.7%

Updated Prospectus Web Address	https://hoodrivercapital.com/mutual-funds/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Retirement Shares
Trading Symbol	HRITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hood River International Opportunity Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/mutual-funds/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com.
Additional Information Website	https://hoodrivercapital.com/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$137	1.21%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending June 30, 2024, international equity markets have fluctuated between optimism and concerns over recession and inflation. However, as fears of a downturn have recently eased, a more favorable environment has emerged, with central banks now considering potential interest rate cuts. Despite ongoing conflicts in Europe and the Middle East, the overall outlook has brightened. At Hood River, we believe that in any market environment, it is possible to seek to identify companies that can outperform expectations and grow earnings. This conviction has proven successful, with our Fund outpacing the MSCI All Country World ex USA Small-Cap Index for the 12 months ending June 30, 2024.
Our approach emphasizes bottom-up portfolio construction while also capitalizing on key market trends. Resilient global consumer spending and a thriving small-cap IPO market outside the U.S. have been particularly beneficial. We’ve placed a strong emphasis on companies driving advancements in artificial intelligence (AI) and nuclear energy, which has significantly contributed to our success, especially in the information technology sector. Emerging markets, including Taiwan, have proven contributory to outperformance, while we continue to navigate the complexities of international markets with a focus on sustainable earnings growth. Overall, our proactive approach and strategic focus have enabled us to deliver strong performance for our investors during the period.

Top Contributors
↑	FTAI Aviation Ltd.
↑	Micronics Japan Co., Ltd.
↑	Camtek Ltd
↑	Applied Digital Corporation
↑	Voltamp Transformers Limited

Top Detractors
↓	Establishment Labs Holdings, Inc.
↓	Inspired Entertainment, Inc.
↓	ODDITY Tech Ltd.
↓	Lilium N.V.
↓	Toyo Gosei Co., Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2021)
Retirement Shares	26.81	5.70
MSCI THE WORLD INDEX Net (USD)	20.19	5.69
MSCI AC WORLD INDEX ex USA Net (USD)	11.62	1.80
MSCI WORLD INDEX ex USA SMALL CAP Net (USD)	7.80	-2.92

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 14,341,428
Holdings Count | $ / shares	97
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$14,341,428
Number of Holdings	97
Net Advisory Fee	$0
Portfolio Turnover Rate	119%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Applied Digital Corp.	6.2%
Marubeni Corp.	4.0%
GFL Environmental, Inc.	2.9%
First American Treasury Obligations Fund	2.3%
Voltamp Transformers Ltd.	2.1%
Camtek Ltd./Israel	2.0%
Denison Mines Corp.	1.9%
Alphawave IP Group PLC	1.8%
VIKING HOLDINGS Ltd. ORD SHS	1.7%
Munters Group AB	1.7%

Updated Prospectus Web Address	https://hoodrivercapital.com/mutual-funds/